Credit Facilitates	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Credit facilitates
Note 9 – Credit facilitates

Short-term loans – banks

Outstanding balances on short-term bank loans consist of the following:

Bank Name	Maturities	Interest Rate	Collateral/ Guarantee	As of December 31, 2023	As of December 31, 2022

Industrial and Commercial Bank of China – Pingdu Branch	10/18/2023	3.85% for contract from 12/31/2021 to 11/29/2022, and 3.65% for contract from 10/20/2022 to 10/18/2023	None	$-	$453,807

Banking facilities

Outstanding balance of banking facilities consisted of the following:

Lender	Term	Interest rate	Collateral/Guarantee	As of December 31, 2023	As of December 31, 2022

United Overseas Bank Limited (“UOB”)	Varies from 36 monthly instalment, 72 monthly instalments, and 168 monthly instalments from the first date of first disbursement	Effective on September 20, 2022, the repriced interest rate changes to1 st year and 2 nd year fixed at 1.20% over the applicable 3-month compounded Singapore Overnight Rate Average (“SORA”); 3rd year and thereafter 2.00% over the applicable 3-month compounded SORA	Guaranteed by Mr. Wanjun Yao, the major shareholder, Mr. Jinan Tang, senior manager, Mrs. Liling Du, director, Mr. Demin Han, director, and the properties of Tung Resources	$762,025	$848,362
DBS Bank, Ltd. (“DBS”)	300 monthly instalments from the date of first disbursement	Effective on June 6, 2022, the repriced interest rate changes to 1 st year and 2 nd year fixed rate at 2.58%; SORA in-advance plus 3.00% (Margin)	Guaranteed by Mr. Wanjun Yao, the major shareholder, and the properties of Tung Resources	1,329,526	1,353,561
Standard Chartered Bank	180 months from the date of first disbursement	1st year and 2nd year fixed at 0.38% above fixed deposit rate, thereafter fixed at 1.78% above fixed deposit rate (the current 36-month fixed deposit rate for a 36-month Singapore dollar time deposit is 1.02% per annum)	Guaranteed by Mr. Wanjun Yao, major shareholder, Mr. Jinan Tang, senior manager, and the properties of Tungray Singapore	-	341,306
Total				2,091,551	2,543,229
Total current portion of banking facilities				(140,162)	(170,093)
Total noncurrent portion of banking facilities				$1,951,389	$2,373,136

Long-term loan – third party

Outstanding balances on long-term bank loan consist of the following:

Bank/Private lender Name	Maturities	Interest Rate	Collateral/ Guarantee	A s of December 31, 2023	As of December 31, 2022

We Bank	Loan period 24 months, repay before 11/27/2023	Loan Prime Rate 4.25%	Hui Tang	$-	$209,609

Interest expense pertaining to the above loans for the years ended December 31, 2023, 2022 and 2021 amounted to
$
110,136
, $209,734 and $138,489
, respectively.